SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of Detailed Information About Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other adjustments to investing activities:
Loan to Sierra Madre	$ (5,000)	$ 0
Purchase of marketable securities	(11,967)	(2,493)
Proceeds from disposal of marketable securities	18,481	1,274
Other strategic investments	(695)	0
Other adjustments to investing activities	819	(1,219)
Net change in non-cash working capital items:
(Increase) in trade and other receivables	(1,509)	(1,501)
Decrease (increase) in value added taxes receivable	8,123	(7,765)
Decrease (Increase) in inventories	2,268	(505)
Decrease (increase) in prepaid expenses and other	552	(3,103)
(Decrease) increase in income taxes payable	(2,520)	531
Increase (decrease) in trade and other payables	2,818	(6,193)
Decrease (increase) in restricted cash	19,501	(380)
Increase (decrease) in working capital	29,233	(18,916)
Non-cash investing and financing activities:
Shares received from disposition of mining interest	0	46,994
Disposition of La Guitarra	0	(49,238)
Transfer of share-based payments reserve upon settlement of RSU's, PSU's and DSU's	4,329	3,410
Transfer of share-based payments reserve upon exercise of options	57	1,055
Assets acquired by lease	(1,110)	(2,231)
Non-cash investing and financing activities	$ 3,276	$ (10)